Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	11,406	26,955	19,342	54,011
Denominator:
Basic weighted average shares	36,379,789	38,078,756	36,201,755	38,036,997
Effect of dilutive non-vested equity share units, performance shares, options and warrants	-	640,534	-	921,173
Diluted weighted average shares	36,379,789	38,719,290	36,201,755	38,958,170

	RMB	RMB	RMB	RMB
Basic earnings per share:	0.31	0.71	0.53	1.42
Diluted earnings per share:	0.31	0.70	0.53	1.39